Pension and other post-retirement obligations (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Net Liability Recognised in Consolidated Balance Sheet

The net liability recognised in the Consolidated Balance Sheet is as follows:

	Defined benefit pension schemes/post- employment obligations		Post-retirement medical schemes
	2018	2017	2018	2017
	US$M	US$M	US$M	US$M
Present value of funded defined benefit obligation	616	665	–	–
Present value of unfunded defined benefit obligation	274	256	192	204
Fair value of defined benefit scheme assets	(633)	(687)	–	–

Scheme deficit	257	234	192	204

Unrecognised surplus	–	–	–	–
Unrecognised past service credits	–	–	–	–
Adjustment for employer contributions tax	–	–	–	–

Net liability recognised in the Consolidated Balance Sheet	257	234	192	204